Property and Equipment (Details) - Schedule of Property and Equipment - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property and Equipment [Line Items]
Property and Equipment, Gross	$ 222	$ 222	$ 229
Accumulated depreciation and amortization	(215)	(212)	(204)
Property and equipment, net	7	10	25
Computer equipment
Schedule of Property and Equipment [Line Items]
Property and Equipment, Gross	$ 39	$ 39	39
Estimated Life	3 years	3 years
Lab equipment
Schedule of Property and Equipment [Line Items]
Property and Equipment, Gross	$ 130	$ 130	130
Estimated Life	5 years	5 years
Furniture and fixtures
Schedule of Property and Equipment [Line Items]
Property and Equipment, Gross	$ 37	$ 37	44
Estimated Life	5 years	5 years
Computer software
Schedule of Property and Equipment [Line Items]
Property and Equipment, Gross	$ 16	$ 16	$ 16
Estimated Life	3 years	3 years